Note 34 - Events After the Reporting Period	12 Months Ended
Dec. 31, 2019
Statement Line Items [Line Items]
Disclosure of events after reporting period [text block]
34.	EVENTS AFTER THE REPORTING PERIOD

In
January 2020,
Arosuco, a subsidiary of the Company, received a tax assessment from the Federal Revenue Service of Brazil regarding the disallowance of the income tax reduction benefit provided for in Provisional Measure
No.
2199
-
14
/
2001.
In this context, an administrative challenge was presented within the legal term and the judgment will be awaited by the Regional Judgment Office of the Federal Revenue Service of Brazil. The updated amount related to this uncertain tax position as of
31
January 2020
is approximately
R$2.4
billion. Ambev has
not
recorded any provisions for this matter as is classified as possible losses.

As mentioned in Note
29
-
Contingent liabilities
, regarding the discussion related to the disallowance of deductions associated with alleged unproven taxes paid abroad by its subsidiaries, in
January 2020,
the Lower Administrative Court (“CARF”) rendered unfavorable decisions in four
of these assessments, from
2015
and
2016,
in the amount of approximately
R$3.6
billion. Ambev is awaiting formal notification of the decisions to file the applicable appeals. The Company, supported by the opinion of its internal and external lawyers, maintains the classification of the probability of loss related to these cases as possible.

Also, as mentioned in Note
29
 -
Contingent liabilities
, regarding the discussion related to the goodwill amortization resulting from the merger of CND Holdings into Ambev, in
February 2020,
the Lower Administrative Court (“CARF”) rendered a partially favorable decision. Ambev is awaiting the issuance of the decision in order to file the applicable appeals.